Net Loss Per Share Attributable to Common Stockholders - Anti-dilutive effect (Details) - shares	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities
Antidilutive securities excluded from computation of diluted net loss per share			15,802,648	5,043,746
Preferred Stock
Antidilutive Securities
Antidilutive securities excluded from computation of diluted net loss per share			15,560,569	4,978,957
Option to purchase common stock
Antidilutive Securities
Antidilutive securities excluded from computation of diluted net loss per share	2,248,953	2,248,953	242,079	64,783